Investee Companies and other investments (Schedule of Composition of Asset from Concession Project) (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Long-term Asset from concession project	€ 24,795	€ 26,909
Asset from concession project [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	26,594
Less current maturities	1,799
Long-term Asset from concession project	€ 24,795